Financial assets and liabilities - Summary of detailed information about borrowings (Parenthetical) (Detail) - USD ($) $ in Thousands			12 Months Ended
	May 29, 2023	Dec. 06, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Loss for negotiable obligations	$ 819		$ 819	$ 2,515
Proceeds from borrowings			318,169	128,788	$ 358,093
Negotiable obligation Fixed Rate Due December2020 And Usdollar Negotiable Obligation Fixed Rate Due June2021 [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument repurchase amount		$ 68,787
Debt instrument Repurchase of remaining principal amount		7,852
US Dollar Linked Negotiable Obligation Fixed Rate Due May, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, face value	$ 40,785		$ 40,785	$ 40,785
Usdollar Negotiable Obligation Fixed Rate Due December 2022 Two [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, face value		63,450
Proceeds from borrowings		60,935
Loss on issuance of debt instruments.		$ 2,515